As filed with the Securities and Exchange Commission on March 20, 2017

Securities Act of 1933 Registration No. 333-09341

Investment Company Act of 1940 Registration No. 811-07739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 54 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 56 [X]

(Check appropriate box or boxes)

Harding, Loevner Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

400 Crossing Boulevard, Fourth Floor

Bridgewater, New Jersey 08807

(Address of Principal Executive Offices)

1-877-435-8105

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Owen T. Meacham, Esq. The Northern Trust Company 50 South LaSalle Street, B-7 Chicago, Illinois 60603	Copies to: Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036-6797

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

[X] Immediately upon filing pursuant to paragraph (b)

[   ] On (date) pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] On (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 54 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bridgewater, State of New Jersey, on the 20th day of March, 2017.

HARDING, LOEVNER FUNDS, INC.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 54 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*/s/ David R. Loevner	Director	March 20, 2017
David R. Loevner

*/s/ Carolyn Ainslie	Director	March 20, 2017
Carolyn Ainslie

*/s/ Christine C. Carsman	Director	March 20, 2017
Christine C. Carsman

*/s/ William E. Chapman, II	Director	March 20, 2017
William E. Chapman, II

*/s/ Samuel R. Karetsky	Director	March 20, 2017
Samuel R. Karetsky

*/s/ R. Kelly Doherty	Director	March 20, 2017
R. Kelly Doherty

*/s/ Charles Freeman, III	Director	March 20, 2017
Charles Freeman, III

*/s/ Eric Rakowski	Director	March 20, 2017
Eric Rakowski

/s/ Richard T. Reiter	President	March 20, 2017
Richard T. Reiter

/s/ Charles S. Todd	Chief Financial Officer and Treasurer	March 20, 2017
Charles S. Todd

/s/ Owen T. Meacham
Owen T. Meacham
* Attorney-in-Fact
Dated: March 20, 2017

* As Attorney-in-Fact pursuant to Power of Attorney filed herewith.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	Ex-101.PRE
Power of Attorney on behalf of David R. Loevner, Carolyn Ainslie, Christine C. Carsman, William E. Chapman, II, Samuel R. Karetsky, R. Kelly Doherty, Charles Freeman, III and Eric Rakowski	Ex-99.Q